Document and Entity Information	0 Months Ended
Dec. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 30, 2013
Registrant Name	BAIRD FUNDS INC
Central Index Key	0001282693
Amendment Flag	false
Document Creation Date	Dec. 30, 2013
Document Effective Date	Dec. 30, 2013
Prospectus Date	Dec. 31, 2013
Baird Ultra Short Bond Fund | Institutional Class
Risk/Return:
Trading Symbol	BUBIX
Baird Ultra Short Bond Fund | Investor Class
Risk/Return:
Trading Symbol	BUBSX